Transactions and balances with related parties - Key management and Directors' remuneration (Details) - USD ($)			6 Months Ended
	Jun. 01, 2025	May 31, 2025	Jun. 30, 2026	Jun. 30, 2025
Transactions and balances with related parties
Annual base fee per director	$ 45,000	$ 75,000
Additional annual fee per director who serves as chair of committee	15,000
Additional annual fee per director who serves as member of committee	$ 10,000
Directors' fees			$ 210,000	$ 262,007
Key management personnel remuneration			5,194,120	4,129,718
Key management personnel remuneration payable			$ 0	$ 0